Stock Incentive Plans - Schedule of RSU Activity Under the Plan (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, Outstanding Beginning
Weighted- Average Grant Date Fair Value per Unit, Outstanding Beginning
Number of units, RSUs granted	405,580	695,034
Weighted- Average Grant Date Fair Value per Unit, RSUs granted	$ 3.08	$ 1.6
Number of units, Vested	(405,580)	(91.454)
Weighted- Average Grant Date Fair Value per Unit, Vested	$ 3.08	$ 1.6
Number of units, Forfeited		(3,580)
Weighted- Average Grant Date Fair Value per Unit, Forfeited		$ 1.6
Number of units, Outstanding Ending		600,000
Weighted- Average Grant Date Fair Value per Unit, Outstanding Ending		$ 1.6